Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Payables [Abstract]
Accrued expenses	$ 605	$ 356
Provision for income taxes	1,409
Employees and related institutions	2,470	2,083
Total other payables	$ 4,484	$ 2,439